Related Party Balances and Transactions (Tables) (Superior Living SDN. BHD.)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2019
Schedule of Related Parties Relationships

The Company’s related party list and relationship are as follows:

Related parties	Relationships

Agape S.E.A. Sdn Bhd	Mr. How Kok Choong, the CEO and director of the Company is also the sole shareholder and director of Agape S.E.A. Sdn Bhd

Agape Superior Living Pty Ltd	Mr. How Kok Choong, the CEO and director of the Company is a 51% shareholder and a director of Agape Superior Living Pty Ltd

Agape Superior Living Sdn Bhd	Mr. How Kok Choong, the CEO and director of the Company is also the sole shareholder and director of Agape Superior Living Sdn Bhd

Agape ATP (Asia) Limited	Mr. How Kok Choong, the CEO and director of the Company is also the sole shareholder and director of Agape ATP (Asia) Limited.

The Company’s related party list and relationship are as follows:

Related parties	Relationships

Agape S.E.A. Sdn Bhd	Mr. How Kok Choong, the CEO and director of the Company is also the sole shareholder and director of Agape S.E.A. Sdn Bhd

Agape Superior Living Pty Ltd	Mr. How Kok Choong, the CEO and director of the Company is a 51% shareholder and a director of Agape Superior Living Pty Ltd

Agape Superior Living Sdn Bhd	Mr. How Kok Choong, the CEO and director of the Company is also the sole shareholder and director of Agape Superior Living Sdn Bhd

Agape ATP (Asia) Limited	Mr. How Kok Choong, the CEO and director of the Company is also the sole shareholder and director of Agape ATP (Asia) Limited.

Greenpro Capital Corp.

Greenpro Capital Corp., through its wholly owned subsidiaries (collectively “Greenpro”), is an approximately 4.7% shareholder in the Company. Greenpro Venture Capital Limited is owned by Greenpro Capital Corp. The controlling shareholders of Greenpro Capital Corp. are Mr. Lee Chong Kuang and Mr. Loke Che Chan.

Mr. How Kok Choong, the CEO and director of the Company is also the director of Greenpro Capital Corp. Mr. How Kok Choong ceased to be the director of Greenpro Capital Corp. in November 2018.

Superior Living SDN. BHD. [Member]
Schedule of Related Parties Relationships

Other Receivable – Related Parties

Name of Related Party	Relationship	Nature	March 31, 2020	December 31, 2019

Agape Singapore	Mr. How Kok Choong, the CEO and director of the Company	Fees paid for Agape Singapore	$9,994	$10,586
How Academy Sdn Bhd	Mr. How Kok Choong, the director of the Company	Paid advance to How Academy for business operational expenses	21,716	23,004
Redboy Picture Sdn Bhd	Mr. How Kok Choong, the director of the Company	Paid advance to Redboy for business operational expenses	123,019	132,141
TH3 Technology Sdn Bhd	Mr. How Kok Choong, the director of the Company	Paid advance to TH3 for business operational expenses	64,392	68,211
Total			$219,121	$233,942

Accounts Payable - Related Party

Name of Related Party	Relationship	Nature	March 31, 2019	December 31, 2019

Agape ATP International Holding Limited	Mr. How Kok Choong, the CEO and director of the Company	Purchase	$491,628	$520,786
Total			$491,628	$520,786

Other Payables - Related Party

Name of Related Party	Relationship	Nature	March 31, 2019	December 31, 2019

Agape Superior Living Pty Ltd, Taiwan	Mr. How Kok Choong, the CEO and director of the Company	Printing of product label expenses	$-	$12,104
Total			$-	$12,104

Purchases

Name of Related Party	Relationship	Nature	For the Three Months Ended March 31, 2020	For the Three Months Ended March 31, 2019

Agape ATP International Holding Limited	Mr. How Kok Choong, the CEO and director of the Company	Purchases	$-	$464,297
Total			$-	$464,297

Other receivable – related parties

Name of Related Party	Relationship	Nature	December 31, 2019	December 31, 2018

Agape Singapore	Mr. How Kok Choong, the CEO and director of the Company	Fees paid for Agape Singapore	$10,586	$10,490
How Academy Sdn. Bhd.	Mr. How Kok Choong, the director of the Company	Fees paid for How Academy	23,004	-
Redboy Picture Sdn Bhd	Mr. How Kok Choong, the director of the Company	Paid advance to Redboy for business operational fees	$132,141	$-
TH3 Technology Sdn Bhd	Mr. How Kok Choong, the director of the Company	Paid advance to TH3 for business expenses	68,211	-
Dato Sri How	Principal Owner, Board and CEO of the Company	Expenses paid for Mr. How	-	104,735
Total			$233,942	$115,225

Prepayment - Related Party

Name of Related Party	Relationship	Nature	December 31, 2019	December 31, 2018

Agape ATP International Holding Limited	Mr. How Kok Choong, the CEO and director of the Company	Prepayment for Purchase	$-	$214,701
Total			$-	$214,701

Accounts Payable - Related Party

Name of Related Party	Relationship	Nature	December 31, 2019	December 31, 2018

Agape ATP International Holding Limited	Mr. How Kok Choong, the CEO and director of the Company	Purchase	$520,786	$-
Total			$520,786	$-

Other Payables - Related Parties

Name of Related Party	Relationship	Nature	December 31, 2019	December 31, 2018

Agape Superior Living Pty Ltd, Taiwan	Mr. How Kok Choong, the CEO and director of the Company	ATP Printing Label fees	$12,104	$4,376
Total			$12,104	$4,376

Purchases

Name of Related Party	Relationship	Nature	For the Year ended December 31, 2019	For the Year ended December 31, 2018

Agape ATP International Holding Limited	Mr. How Kok Choong, the CEO and director of the Company	Purchases	$1,268,670	$685,288
Total			$1,268,670	$685,288